Supplementary Oil and Gas Information - (Unaudited) - Capitalized Costs (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Capitalized Costs Relating To Oil and Gas Producing Activities By Geographic Area [line items]
Proved oil and gas properties	$ 10,776	$ 10,636
Unproved oil and gas properties	0	0
Total capitalized costs	10,776	10,636
Accumulated depletion and depreciation	(8,202)	(7,817)
Net capitalized costs	$ 2,574	$ 2,819